Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Balances and Transactions
Schedule of amounts due from related parties
	As of December 31,
	2012	2013
	$	$
Customer and supplier	46,067	981,648
Other	273,313	281,768
Total amounts due from related parties	319,380	1,263,416

Schedule of amounts due to related parties
	As of December 31,
	2012	2013
	$	$
Management	262,406	2,760,000
Customer and supplier	3,638,975	1,745,263
Other	380,449	1,030,249
Total amounts due to related parties	4,281,830	5,535,512

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	268,380	52,120	1,084,047
SINA Corporation (“SINA”)	*	1,855	—

*            Indicates SINA was not the related party of the Company before April, 2012.

Schedule of selling, general and administrative expenses recorded by the group
	Years Ended December 31,
	2011	2012	2013
	$	$	$
CRERAT	822,249	476,706	—

Schedule of cost of revenue recorded by the group
	Years Ended December 31,
	2011	2012	2013
	$	$	$
SINA	*	5,145,039	6,033,036
* Indicates SINA was not the related party of the Company before April, 2012.
Schedule of accounts receivable from related parties
	As of December 31,
	2012	2013
	$	$
CRERAT	46,067	981,648
CRERAT	(1,133,357)	(3,892)
SINA	(2,505,618)	(1,741,371)

Schedule of amounts due from (to) affiliates

	As of December 31,
	2012	2013
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	273,313	281,768
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(380,449)	(392,219)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	—	(103,331)
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	—	(480,081)
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	—	(54,618)

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             The Group holds 0.5%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively. The Group also acts as a non-acting general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group.

Schedule of management fees from funds

	Years Ended December 31,
	2011	2012	2013
	$	$	$
E-House China Real Estate Investment Fund I, L.P. (the “Fund”)	250,100	202,198	63,567
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,548,520	1,580,360	1,549,416
E-House Shengquan Equity Investment Center (“Shengquan Center”)	617,859	619,857	611,205
Wuling Center (Note 4)	—	—	3,804,667
Others	—	—	305,343
Total management fee	2,416,479	2,402,415	6,334,198